CONSOLIDATED INCOME STATEMENTS ¥ in Millions, shares in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares
CONSOLIDATED INCOME STATEMENTS
Revenue		$ 56,152	¥ 376,844	¥ 250,266	¥ 158,273
Cost of revenue		(30,833)	(206,929)	(107,044)	(59,483)
Product development expenses		(5,578)	(37,435)	(22,754)	(17,060)
Sales and marketing expenses		(5,928)	(39,780)	(27,299)	(16,314)
General and administrative expenses		(3,708)	(24,889)	(16,241)	(12,239)
Amortization of intangible assets		(1,599)	(10,727)	(7,120)	(5,122)
Impairment of goodwill | ¥			0	(494)	0
Income from operations		8,506	57,084	69,314	48,055
Interest and investment income, net		6,572	44,106	30,495	8,559
Interest expense		(773)	(5,190)	(3,566)	(2,671)
Other income, net		32	221	4,160	6,086
Income before income tax and share of results of equity investees		14,337	96,221	100,403	60,029
Income tax expenses		(2,466)	(16,553)	(18,199)	(13,776)
Share of results of equity investees		84	566	(20,792)	(5,027)
Net income		11,955	80,234	61,412	41,226
Net loss attributable to noncontrolling interests		1,140	7,652	2,681	2,449
Net income attributable to Alibaba Group Holding Limited		13,095	87,886	64,093	43,675
Accretion of mezzanine equity		(42)	(286)	(108)
Net income attributable to ordinary shareholders		$ 13,053	¥ 87,600	¥ 63,985	¥ 43,675
Earnings per share attributable to ordinary shareholders
Basic | (per share)	[1]	$ 0.63	¥ 4.24	¥ 3.13	¥ 2.19
Diluted | (per share)	[1]	0.62	4.17	3.06	2.12
Earnings per ADS attributable to ordinary shareholders (one ADS equals eight ordinary shares)
Basic | (per share)		5.06	33.95	25.06	17.52
Diluted | (per share)		$ 4.97	¥ 33.38	¥ 24.51	¥ 16.97
Weighted average number of shares used in computing earnings per share (million shares)
Basic	[1]	20,640	20,640	20,425	19,941
Diluted	[1]	20,988	20,988	20,881	20,579

[1]	Note: Basic and diluted earnings per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).